General	12 Months Ended
Dec. 31, 2012
General [Abstract]
General
NOTE 1:-	GENERAL

a.
Ceragon Networks Ltd. ("the Company") is a hauling specialist.  The Company provides wireless hauling solutions that enable cellular operators and other wireless service providers to deliver voice and data services, enabling smart-phone applications such as Internet browsing, music and video applications.  The company's wireless backhaul solutions use microwave technology to transfer large amounts of telecommunication traffic between base stations and small-cells and the core of the service provider's network.

The Company's solutions support all wireless access technologies, including LTE-Advanced, LTE, HSPA, EV-DO, CDMA, W-CDMA and GSM. The Company's systems also serve evolving network architectures including all-IP long haul networks.

The Company sells its products through a direct sales force, systems integrators, distributors and original equipment manufacturers.

The Company has thirty nine wholly-owned subsidiaries worldwide. The subsidiaries provide research and development, marketing, manufacturing, distribution, sales and technical support to the Company's customers worldwide.

As to principal markets and major customers, see Note 16.

b.	Acquisitions:

On January 19, 2011 ("acquisition date"), the Company completed the purchase of all  the share capital of Nera Networks AS (now called Ceragon Networks AS) and its subsidiaries (the "Nera") from Eltek ASA, pursuant to a Share Purchase Agreement dated January 19, 2011 (the "SPA"). At the time of the acquisition, Nera was a privately-owned Norwegian company, headquartered in Bergen, Norway, a leading manufacturer of microwave radio systems and a leading expert in long distance microwave links. The acquisition of Nera expanded the Company's position as part of its overall strategy to become a premier microwave backhaul specialist at a crucial juncture for the industry.

The consideration for all of the shares of Nera was $ 57,175, which was funded through a combination of cash on hand and $ 35,000 of bank debt (For more information see note 10). An amount of $ 10,000 out of the consideration was deposited in escrow for 18 months from the date of the sale of Nera's shares. January 19, 2011 was considered to be the acquisition date, as control was obtained, assets were received and liabilities assumed.

Eltek ASA undertook not to compete with the Company for a period of five years.

In connection with the SPA and on the same day, Nera entered into: (i) a Trademark Purchase Agreement with Nera Telecommunications Ltd. ("Neratel"), a subsidiary of  Eltek ASA, under which it sold to NeraTel certain trade names and domain names of Nera, while retaining a right to use the name "Nera" for the first two years, and Neratel undertook a three year period non-compete; and (ii) a non-exclusive OEM Agreement with a subsidiary of Neratel, under which such subsidiary shall purchase products from Nera for their resale under its private label, in the region of the Middle East, North Africa and Asia-Pacific and provide certain sub-contract services to customers of Nera in the Middle East.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of Nera. The excess of the purchase price over the net tangible and identifiable intangible assets was assigned to goodwill. The results of the Nera operations have been included in the consolidated financial statements since January 19, 2011.

The following table summarizes the fair values of the assets acquired and liabilities assumed:

Current assets *)	$172,334
Property, plant and equipment, net	9,500
Non-current assets	8,581
Deferred tax assets, net	3,550
Intangible assets	17,700
Goodwill **)	13,658

Total assets acquired	225,323

Current liabilities	(113,013)
Long-term liabilities	(55,135)

Total liabilities assumed	(168,148)

Net assets acquired	$57,175

*)	Current assets includes step-up related to inventory and deferred revenue in total aggregate amount of $4,185 and $16,226, respectively.
**)	See also Note 8.

Intangible assets:

In performing the purchase price allocation, the Company management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Nera's products. The fair value of intangible assets was determined based on an appraisal performed by management with the assistance of independent appraisers, and was based on an income approach.

The following table sets forth the components of intangible assets associated with the Nera Acquisition:

	Fair value	Useful life *)	Amortization method

Customer relationships	$8,300	7 years	Acceleration
Technology	8,600	7 years	Straight-line
Trade names	800	2 years	Straight-line

Total intangible assets	$17,700

*)          Weighted average amortization period of 6.8 years.

Customer relationships represent relationships with customer through whom Nera generates its revenue, capable of being separated or divided from the entity and sold, or transferred.

Technology includes Nera's internally developed proprietary technologies, features, platforms, and offerings, capable of being separated or divided from the entity and sold, transferred, or licensed.

Trade names value consists of the right to use for two years Nera's trade names, trademarks, logos and URLs, capable of being separated or divided from the entity and sold, transferred, or licensed.

Unaudited pro forma condensed results of operations:

The following represents the unaudited consolidated pro forma revenue and net loss for the years ended December 31, 2010 and 2011 assuming that the acquisitions of Nera occurred on January 1, 2010. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisitions been consummated on those dates, nor does it purport to represent the results of operations for future periods.

	Year ended December 31,
	2010	2011
	Unaudited

Revenues	$523,889	$449,094

Net loss	$38,611	$44,796

Acquisition costs include investment banking fees, legal and accounting fees and other external costs directly related to the acquisition for the years ended December 31, 2010 and 2011 amounted to $ 775 and $ 4,919, respectively, and were included in operating expenses, as acquisition related cost.

During the first quarter of fiscal year 2011, the Company approved a plan to restructure certain operations of the Company to eliminate redundant costs resulting from the acquisition and improve efficiencies in operations. The restructuring charges recorded were based on restructuring plan that have been committed to by the Company management.

The total estimated restructuring costs associated with exiting activities of the Company were $ 7,834, consisting primarily from employee severance and recorded in operating expenses, as a restructuring cost. As of December 31, 2011, the total liability balance for the restructuring plan was $ 1,330. As of December 31 2012, there is no outstanding liability.

c.
During the fourth quarter of 2012, and in order to meet the profitability plan in 2013 the Company initiated a restructuring plan to improve its operating efficiency. The restructuring expenses include mainly severance and other compensation related expenses associated with the termination of employment under a restructuring plan. The total estimated restructuring costs associated with exiting activities of the Company were $ 4,608, recorded in operating expenses, as a restructuring cost. As of December 31, 2012, the total liability balance for the restructuring plan was $ 3,712.

d.
In March 2013, the Company entered into a syndicated credit agreement (the "Credit Facility") with several financial institutions. Such agreement provides the Company with revolving credit facilities in the form of loans and bank guarantees, under which an aggregate sum of up to $113.7 million shall be available. The new agreement replaced all of the Company's existing credit facilities. Each Credit Facility will be operated by its furnishing financial institution. Borrowings and repayments shall be made directly with the relevant financial institution. Any amounts repaid during the term of the Credit Facility may be re-borrowed up to the amount available under the relevant Credit Facility. In the framework of the Credit Facility, the Company undertook certain financial and other covenants. The Credit Facilities shall terminate, and all borrowings shall be repaid, upon March 14, 2016. Repayment may be accelerated by the financial institutions in certain events of default including in insolvency events, failure to comply with financial covenants or an event in which a current or future shareholder acquires control (as defined under the Israel Securities Law) of the Company.